Schedule of Change In Plan Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Assets By Fair Value [ Line Items ]
Balance at beginning of year	$ 376,443,000	$ 325,150,000
Actual return on plan assets, net	59,882,000	37,308,000
Employer contributions	28,995,000	33,400,000
Gross benefits paid	(21,347,000)	(19,415,000)
Balance at end of year	443,973,000	376,443,000
Postretirement Benefit
Defined Benefit Plan Assets By Fair Value [ Line Items ]
Employer contributions	1,972,000	3,994,000
Participants' contributions	1,370,000	2,528,000
Gross benefits paid	$ (3,342,000)	$ (6,522,000)